UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 1.1%
	CONSUMER STAPLES - 0.2%
189,000	Australian Agricultural Co., Ltd.	$228,300

	ENERGY - 0.9%
19,750	Occidental Petroleum Corp.	1,268,148
	TOTAL COMMON STOCKS
	(Cost $1,421,898)	1,496,448

Principal
Amount

	U.S. GOVERNMENT AND AGENCIES - 5.0%
	United States Treasury Bill
$3,500,000	0.905%, 10/26/2017[1]	3,497,826
3,500,000	0.928%, 12/14/2017	3,493,242
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,990,977)	6,991,068

Number
of Contracts

	PURCHASED OPTIONS CONTRACTS - 0.8%
	CALL OPTIONS - 0.1%
	CBOT Corn Futures
357	Exercise Price: $390, Notional Amount: $6,961,500, Expiration Date: October 27, 2017	6,694
	CBOT Soybean Oil Futures
107	Exercise Price: $35.50, Notional Amount: $2,279,100, Expiration Date: November 24, 2017	11,556
	NYMEX WTI Crude Oil Futures
30	Exercise Price: $51, Notional Amount: $1,530,000, Expiration Date: November 15, 2017	72,000
	TOTAL CALL OPTIONS
	(Cost $240,774)	90,250

	PUT OPTIONS - 0.7%
	CBOT Corn Futures
250	Exercise Price: $325, Notional Amount: $4,062,500, Expiration Date: October 27, 2017	3,125
	ICE Robusta Coffee Futures
238	Exercise Price: $2,050, Notional Amount: $4,879,000, Expiration Date: October 18, 2017	233,240
	MGE Red Wheat Futures
71	Exercise Price: $650, Notional Amount: $2,307,500, Expiration Date: November 24, 2017	142,000
	NYBOT Coffee 'C' Futures
100	Exercise Price: $140, Notional Amount: $5,250,000, Expiration Date: October 13, 2017	456,750
	NYMEX WTI Crude Oil Futures
45	Exercise Price: $51, Notional Amount: $2,295,000, Expiration Date: October 17, 2017	35,550
15	Exercise Price: $51.50, Notional Amount: $772,500, Expiration Date: October 17, 2017	15,150
45	Exercise Price: $51, Notional Amount: $2,295,000, Expiration Date: November 15, 2017	65,250
	TOTAL PUT OPTIONS
	(Cost $422,637)	951,065

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $663,411)	1,041,315

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal
Amount		Value

	SHORT-TERM INVESTMENTS - 67.5%
$93,863,036	UMB Money Market Fiduciary, 0.010%[2]	$93,863,036
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $93,863,036)	93,863,036

	TOTAL INVESTMENTS - 74.4%
	(Cost $102,939,322)	103,391,867
	Other Assets in Excess of Liabilities - 25.6%	35,545,183
	TOTAL NET ASSETS - 100.0%	$138,937,050

Number
of Contracts

	WRITTEN OPTIONS CONTRACTS - (0.3)%
	CALL OPTIONS - (0.0)%
	NYMEX WTI Crude Oil Futures
(15)	Exercise Price: $53.50, Notional Amount: $802,500, Expiration Date: October 17, 2017	(6,300)
	TOTAL CALL OPTIONS
	(Proceeds $12,001)	(6,300)

	PUT OPTIONS - (0.3)%
	CBOT Corn Futures
(250)	Exercise Price: $350, Notional Amount: $4,375,000, Expiration Date: November 24, 2017	(81,250)
	CBOT Soybean Oil Futures
(36)	Exercise Price: $34, Notional Amount: $734,400, Expiration Date: November 24, 2017	(34,668)
	MGE Red Wheat Futures
(71)	Exercise Price: $690, Notional Amount: $2,449,500, Expiration Date: November 24, 2017	(258,263)
	NYBOT FCOJ-A Futures
(48)	Exercise Price: $140, Notional Amount: $1,008,000, Expiration Date: November 17, 2017	(20,520)
	NYMEX Natural Gas Euro Futures
(5)	Exercise Price: $3.20, Notional Amount: $160,000, Expiration Date: October 26, 2017	(11,845)
(5)	Exercise Price: $3.20, Notional Amount: $160,000, Expiration Date: November 27, 2017	(9,405)
	TOTAL PUT OPTIONS
	(Proceeds $315,898)	(415,951)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $327,899)	$(422,251)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Rough Rice	November 2017	66	$1,673,091	$1,583,340	$(89,751)
CBOT Soybean	November 2017	143	7,169,288	6,922,988	(246,300)
CBOT Soybean Oil	December 2017	116	2,370,989	2,284,272	(86,717)
CBOT Wheat	December 2017	134	2,836,774	3,003,275	166,501
CME Lean Hogs	December 2017	108	2,706,920	2,589,840	(117,080)
CME Live Cattle	October 2017	132	5,954,064	5,760,480	(193,584)
CME Lumber	November 2017	6	250,369	265,452	15,083
CMX Copper	December 2017	133	10,161,613	9,825,375	(336,238)
CMX Gold	December 2017	59	7,440,453	7,580,320	139,867
CMX Silver	December 2017	37	3,259,075	3,085,060	(174,015)
ICE Brent Crude Oil	December 2017	100	5,055,182	5,679,000	623,818
KCBT Hard Red Winter Wheat	December 2017	100	2,121,631	2,213,750	92,119
LME Primary Aluminum	October 2017	163	8,588,641	8,480,075	(108,566)
LME Primary Nickel	October 2017	26	1,783,172	1,627,158	(156,014)
LME Zinc	October 2017	12	907,017	955,575	48,558
MGE Red Wheat	December 2017	178	5,892,661	5,551,375	(341,286)
NYBOT Coffee 'C'	December 2017	228	11,611,746	10,948,275	(663,471)
NYBOT Cotton #2	March 2018	33	1,120,634	1,118,370	(2,264)
NYBOT Sugar #11	March 2018	130	2,078,129	2,052,960	(25,169)
NYMEX Natural Gas	November 2017	7	211,632	210,490	(1,142)
NYMEX Natural Gas	December 2017	29	874,451	922,490	48,039
NYMEX Natural Gas	January 2018	93	2,760,916	3,064,350	303,434
NYMEX Natural Gas	February 2018	93	2,760,916	3,068,070	307,154
NYMEX Natural Gas	March 2018	93	2,760,916	3,021,570	260,654
NYMEX Natural Gas	April 2018	93	2,760,916	2,733,270	(27,646)
NYMEX Natural Gas	May 2018	93	2,760,916	2,700,720	(60,196)
NYMEX Natural Gas	June 2018	93	2,760,916	2,724,900	(36,016)
NYMEX Natural Gas	July 2018	93	2,760,916	2,747,220	(13,696)
NYMEX Natural Gas	August 2018	93	2,760,916	2,749,080	(11,836)
NYMEX Natural Gas	September 2018	93	2,760,916	2,729,550	(31,366)
NYMEX Natural Gas	October 2018	93	2,760,916	2,750,940	(9,976)
NYMEX Natural Gas	November 2018	93	2,760,916	2,798,370	37,454
NYMEX Natural Gas	December 2018	93	2,760,916	2,922,060	161,144
NYMEX Natural Gas	January 2019	73	2,120,766	2,355,710	234,944
NYMEX Natural Gas	February 2019	73	2,120,767	2,340,380	219,613
NYMEX Natural Gas	March 2019	73	2,120,767	2,290,010	169,243
NYMEX Natural Gas	April 2019	73	2,120,766	2,006,040	(114,726)
NYMEX Natural Gas	May 2019	73	2,120,766	1,979,760	(141,006)
NYMEX Natural Gas	June 2019	73	2,120,766	1,997,280	(123,486)
NYMEX Natural Gas	July 2019	73	2,120,767	2,014,800	(105,967)
NYMEX Natural Gas	August 2019	73	2,120,767	2,019,180	(101,587)
NYMEX Natural Gas	September 2019	73	2,120,767	2,008,960	(111,807)
NYMEX Natural Gas	October 2019	73	2,120,767	2,026,480	(94,287)
NYMEX Natural Gas	November 2019	73	2,120,767	2,073,930	(46,837)
NYMEX Natural Gas	December 2019	73	2,120,767	2,186,350	65,583

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

FUTURES CONTRACTS - Continued

Long Contracts - Continued	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	January 2020	13	$376,684	$403,130	$26,446
NYMEX Natural Gas	February 2020	13	376,684	400,400	23,716
NYMEX Natural Gas	March 2020	13	376,684	392,990	16,306
NYMEX Natural Gas	April 2020	13	376,684	351,000	(25,684)
NYMEX Natural Gas	May 2020	13	376,684	347,490	(29,194)
NYMEX Natural Gas	June 2020	13	376,684	350,480	(26,204)
NYMEX Natural Gas	July 2020	13	376,684	353,860	(22,824)
NYMEX Natural Gas	August 2020	13	376,684	355,160	(21,524)
NYMEX Natural Gas	September 2020	13	376,684	354,640	(22,044)
NYMEX Natural Gas	October 2020	13	376,684	358,280	(18,404)
NYMEX Natural Gas	November 2020	13	376,684	367,900	(8,784)
NYMEX Natural Gas	December 2020	13	376,684	387,270	10,586
NYMEX NY Harbor ULSD	November 2017	38	2,753,147	2,888,760	135,613
NYMEX NY Harbor ULSD	January 2018	38	2,703,612	2,877,428	173,816
NYMEX Platinum	January 2018	40	1,879,324	1,831,000	(48,324)
NYMEX RBOB Gasoline	December 2017	56	3,400,015	3,713,102	313,087
NYMEX WTI Crude Oil	November 2017	241	12,089,309	12,452,470	363,161
Total Long Contracts			169,993,339	170,154,260	160,921

Short Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	December 2017	(326)	(5,802,898)	(5,790,575)	12,323

Index Futures
CME E-mini S&P 500	December 2017	(28)	(3,445,263)	(3,522,540)	(77,277)
Total Short Contracts			(9,248,161)	(9,313,115)	(64,954)

TOTAL FUTURES CONTRACTS			$160,745,178	$160,841,145	$95,967

See accompanying Notes to Schedules of Investments.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.8%
	COMMUNICATIONS – 7.1%
81,564	Level 3 Communications, Inc.*[1]	$4,346,546

	ENERGY – 8.5%
180,000	Rice Energy, Inc.*1	5,209,200
2,873	Silver Spring Networks, Inc.*	46,456
		5,255,656
	FINANCIALS – 32.9%
1,021	ASB Bancorp, Inc.*1	46,047
240,000	Astoria Financial Corp.[1]	5,160,000
92,297	CU Bancorp*1	3,578,816
11,159	Digital Realty Trust, Inc. - REIT[1]	1,320,444
27,901	First South Bancorp, Inc.[1]	517,006
540,000	Fortress Investment Group LLC - Class A1	4,303,800
7,667	Home BancShares, Inc.[1]	193,362
174	MainSource Financial Group, Inc.	6,240
100,000	Pacific Continental Corp.[1]	2,695,000
345	Paragon Commercial Corp.*	19,479
1,306	Park Sterling Corp.[1]	16,220
75,265	Southwest Bancorp, Inc.[1]	2,073,551
918	Sun Bancorp, Inc.	22,812
1,035	WashingtonFirst Bankshares, Inc.[1]	36,836
6,914	Wolverine Bancorp, Inc.[1]	297,302
145	Xenith Bankshares, Inc.*1	4,712
		20,291,627
	HEALTH CARE – 20.3%
25,000	C.R. Bard, Inc.[1]	8,012,500
51,300	PAREXEL International Corp.*1	4,518,504
		12,531,004
	MATERIALS – 0.3%
7,250	Calgon Carbon Corp.	155,150

	TECHNOLOGY – 4.7%
26,194	Brocade Communications Systems, Inc.[1]	313,018
108,047	IXYS Corp.*	2,560,714
		2,873,732
	TOTAL COMMON STOCKS (Cost $43,290,255)	45,453,715

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 65.4%
$40,263,395	UMB Money Market Fiduciary, 0.01%[2]	$40,263,395

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,263,395)	40,263,395

	TOTAL INVESTMENTS – 139.2% (Cost $83,553,650)	85,717,110
	Liabilities in Excess of Other Assets – (39.2)%	(24,126,299)

	TOTAL NET ASSETS – 100.0%	$61,590,811

Number of Shares

	SECURITIES SOLD SHORT – (40.3)%
	COMMON STOCKS – (40.3)%
	COMMUNICATIONS – (3.6)%
(116,522)	CenturyLink, Inc.	(2,202,266)

	ENERGY – (7.0)%
(66,600)	EQT Corp.	(4,344,984)

	FINANCIALS – (23.5)%
(14,506)	Carolina Financial Corp.	(520,475)
(64,300)	Columbia Banking System, Inc.	(2,707,673)
(11,160)	Digital Realty Trust, Inc. - REIT	(1,320,563)
(1,470)	First Bancorp	(50,583)
(241)	First Financial Bancorp	(6,302)
(7,667)	Home BancShares, Inc.	(193,362)
(7,018)	Horizon Bancorp	(204,715)
(724)	OceanFirst Financial Corp.	(19,903)
(48,991)	PacWest Bancorp	(2,474,535)
(724)	Sandy Spring Bancorp, Inc.	(30,003)
(29,376)	Simmons First National Corp. - Class A	(1,700,870)
(184)	South State Corp.	(16,569)
(210,000)	Sterling Bancorp	(5,176,500)
(595)	Towne Bank	(19,933)
(135)	Union Bankshares Corp.	(4,765)
		(14,446,751)
	HEALTH CARE – (4.0)%
(12,691)	Becton, Dickinson and Co.	(2,486,801)

	INDUSTRIALS – (2.2)%
(6,834)	Littelfuse, Inc.	(1,338,644)

	TOTAL COMMON STOCKS (Proceeds $23,467,842)	(24,819,446)

	TOTAL SECURITIES SOLD SHORT (Proceeds $23,467,842)	$(24,819,446)

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2017 (Unaudited)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

SilverPepper Funds
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of September 30, 2017, total assets of the Fund were $144,156,082, of which $29,505,135, or approximately 20.5%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

SilverPepper Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

(b) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(c) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds are recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

SilverPepper Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Short-Term Investments
The Commodity Strategies Global Macro Fund and Merger Arbitrage Fund invest a significant amount (67.5% and 65.4%, respectively, as of September 30, 2017) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Commodity Strategies Global Macro Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Federal Income Taxes
At September 30, 2017, gross unrealized appreciation and depreciation on investments and securities sold short owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$102,275,911	$60,094,142

Gross unrealized appreciation	$84,731	$3,310,107
Gross unrealized depreciation	(10,090)	(2,506,585)
Net unrealized appreciation on investments	$74,641	$803,522

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

SilverPepper Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$1,496,448	$-	$-	$1,496,448
U.S. Government and Agencies	-	6,991,068	-	6,991,068
Purchased Options Contracts	351,325	689,990	-	1,041,315
Short-Term Investments	93,863,036	-	-	93,863,036
Total Investments	95,710,809	7,681,058	-	103,391,867

Other Financial Instruments*
Futures Contracts	3,968,262	-	-	3,968,262
Total Assets	$99,679,071	$7,681,058	$-	$107,360,129

Liabilities
Investments
Written Options Contracts	$131,623	$290,628	$-	$422,251
Total Investments	131,623	290,628	-	422,251

Other Financial Instruments*
Futures Contracts	3,872,295	-	-	3,872,295
Total Liabilities	$4,003,918	$290,628	$-	$4,294,546

SilverPepper Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
*
Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks[1]	$45,453,715	$-	$-	$45,453,715
Short-Term Investments	40,263,395	-	-	40,263,395
Total Assets	$85,717,110	$-	$-	$85,717,110

Liabilities
Securities Sold Short
Common Stocks[1]	$24,819,446	$-	$-	$24,819,446
Total Liabilities	$24,819,446	$-	$-	$24,819,446

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/17